Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	4	116
Interest rate-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	17	225
Interest rate-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	146	2,254
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	7,042	4,960
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	11,089	9,296
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	9,809
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	34,739	38,724
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	126,023	103,823
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,607	3,776
Currency-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	41	6
Currency-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	61	26
Currency-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	427	644
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3,240	2,030
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	633	430
Currency-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	425	421
Currency-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	1,920	7,920
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	11,066	12,876
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	4,491	4,882